Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Oil and Gas Proved Reserves (Detail) MMBbls in Millions, Bcf in Billions	12 Months Ended
Dec. 31, 2024 MMBbls Bcf
Crude oil and Condensates
Proved developed and undeveloped reserves:
Proved developed reserves | MMBbls	3,463.9
Proved undeveloped reserves | MMBbls	2,030.6
Total proved reserves | MMBbls	5,494.5
Dry Gas
Proved developed and undeveloped reserves:
Proved developed reserves | Bcf	5,773.4
Proved undeveloped reserves | Bcf	4,400.2
Total proved reserves | Bcf	10,173.6